INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Credit)
The components of income tax expense are as follows:

(in thousands of $)	2019	2018	2017
Current tax expense	14,342	15,737	9,825
Deferred tax expense	3,620	1,728	7,171
Total income tax expense	17,962	17,465	16,996

Schedule of Effective Income Tax Rate Reconciliation
The income taxes for the years ended December 31, 2019, 2018 and 2017 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% for all years as follows:

(In thousands of $)	2019	2018	2017
Effect of taxable income in various countries	18,023	16,342	16,311
Effect of change on uncertain tax positions	(61)	1,329	685
Effect of recognition of deferred tax asset and liabilities	—	(206)	—
Total tax expense	17,962	17,465	16,996

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.

(in thousands of $)	2019	2018
At January 1
Deferred tax assets	103	250
Deferred tax liabilities (see note 23)	(7,126)	(5,545)
	(7,023)	(5,295)
Recognized in the year
Adjustment in respect of prior year	(1,537)	331
Utilization of tax losses	—	(271)
Recognition of deferred tax liability on fixed asset temporary differences	(2,083)	(1,788)
	(3,620)	(1,728)
At December 31
Deferred tax assets	—	103
Deferred tax liabilities (see note 23)	(10,643)	(7,126)
	(10,643)	(7,023)